CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Interim Consolidated Statements Of Comprehensive Income
Net income (loss)	$ 877	$ (1,358)
Other comprehensive loss, net:
Change in foreign currency translation adjustment
Total comprehensive loss	877	(1,358)
Comprehensive loss attributable to non-controlling interest
Comprehensive loss attributable to RADA Electronic Industries' shareholders	$ 877	$ (1,358)